Basis of Presentation	12 Months Ended
Mar. 31, 2018
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation
2.	Basis of presentation

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS").

These consolidated financial statements were approved by the Board of Directors and authorized for issue by the Board of Directors on June 27, 2018.

Subsidiaries

These consolidated financial statements are comprised of the financial results of the Company and its subsidiaries, which are the entities over which Canopy Growth has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee. Non-controlling interests in the equity of Canopy Growth’s subsidiaries are shown separately in equity in the consolidated statements of financial position. The table below lists the Company’s subsidiaries that are consolidated in these financial statements and the ownership interest held by non-controlling interests.

2.	Basis of presentation (continued)

Subsidiaries (continued)

Subsidiaries	Defined as	Non-controlling interests
Tweed Inc.	Tweed	-
Tweed Farms Inc.	Tweed Farms	-
Bedrocan Canada Inc.	Bedrocan Canada	-
Spectrum Cannabis Canada Ltd. (formerly Mettrum Ltd.)	Spectrum Cannabis	-
Tweed Grasslands Cannabis Inc.	Tweed Grasslands	-
Les Serres Vert Cannabis	Vert Mirabel	33.3%
Spot Therapeutics Inc.	Spot	-
Vert Cannabis Inc.	Vert Cannabis	-
2344823 Ontario Inc. d/b/a Bodystream	Bodystream	-
Apollo Applied Research Inc. and Apollo CRO Inc.	together "Apollo"	-
Mettrum Hempworks Inc.	Mettrum Hempworks	-
Groupe H.E.M.P.CA	Group H.E.M.P.	25%
Spectrum Health Corp. (formerly Mettrum Health Corp.)	Spectrum Health	-
10252832 Canada Inc	Edmonton	-
9388036 Canada Inc.	9388036 Canada	-
10663824 Canada Inc.	Alberta	-
80694 Newfoundand and Labrador Inc.	Newfoundland	-
Spektrum Cannabis GmbH	Spektrum Cannabis	-
Canopy LATAM Corporation	LATAM	-
Spectrum Chile SpA	Spectrum Chile	15%
Grow House JA Limited	Tweed JA	51%
Spectrum Cannabis Denmark Aps	Spectrum Cannabis Denmark	-
Spectrum Polska Sp	Spectrum Polska	-
Spectrum Cannabis Australia PTY Ltd.	Spectrum Australia	-
Spectrum Cannabis Italia srl	Spectrum Italy	-
Canopy Rivers Corporation	Canopy Rivers	68.5%

Refer to Note 14 for additional information on subsidiaries of the Company with non-controlling interests.

Business combinations

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. The Company measures goodwill as the fair value of the consideration transferred, including the recognized amount of any non-controlling interest in the acquiree, less the net recognized amount of the identifiable assets and liabilities assumed, all measured as of the acquisition date. Any excess of the fair value of the net assets acquired over the assumed consideration paid is a gain on business acquisition and is recognized as a gain in the Statement of Operations. The Company elects on a transaction-by-transaction basis whether to measure non-controlling interest at its fair value or at its proportionate share of the recognized amount of the identifiable net assets, at the acquisition date.

Transaction costs, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

2.	Basis of presentation (continued)

Joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, related to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement which exists only when decisions about the relevant activities require unanimous consent of parties sharing control. The Company recognizes only its assets, liabilities and share of the results of operations of the joint operation. The assets, liabilities and results of joint operations are included within the respective line items of the Consolidated Statements of Financial Position, Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income (Loss), Consolidated Statements of Changes in Shareholders Equity and Consolidated Statements of Cash Flows.

Refer to Note 13 for additional information on the Company’s joint operation.

Investments in associates

Associates are entities over which the Company exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. The Company accounts for associates using the equity method of accounting. Interests in associates accounted for using the equity method are initially recognized at cost. Subsequent to initial recognition, the carrying value of the Company’s interest in an associate is adjusted for the Company’s share of comprehensive income and distributions of the investee. The carrying value of associates is assessed for impairment at each balance sheet date.

Refer to Note 15 for additional information on associates of the Company.

Basis of measurement

These consolidated financial statements have been prepared in Canadian dollars on a historical cost basis except for biological assets, assets classified as held for sale, available for sale investments, other long-term liabilities and derivatives, which are measured at fair value. Historical cost is generally based upon the fair value of the consideration given in exchange for assets.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether the price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Fair value measurements are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 - valuation based on quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - valuation techniques based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3 - valuation techniques using inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The fair value hierarchy requires the use of observable market inputs whenever such inputs exist.

Further information on fair value measurements is available in Notes 5, 10(c) and 28.

Classification of expenses

The expenses within the statements of operations and comprehensive income (loss) are presented by function. Refer to Note 22 for details of expenses by nature.